Expense Example (Invesco V.I. Utilities Fund, Series II shares, Invesco V.I. Utilities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Utilities Fund | Series II shares, Invesco V.I. Utilities Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 120
3 Years	398
5 Years	697
10 Years	$ 1,547